ASSETS/(LIABILITIES) HELD FOR SALE (Details Narrative)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 USD ($)
Property, Plant and Equipment [Abstract]
Carrying value	$ 20,335,836	$ 27,521,771	$ 0